Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Schedule of domestic and foreign source component of income (loss) before tax
	Three months ended March 31, 2013	Three months ended March 31, 2012
Total US	$(5,810)	$(2,951)
Total Foreign	7,440	3,356
Total	$1,630	$405

	December 31,
	2012	2011	2010
Total US	$(28,647)	$(37,669)	$(68,897)
Total Foreign	20,967	20,125	25,814

Total	$(7,680)	$(17,544)	$(43,083)

Schedule of components of the income tax expense (benefit)

	December 31,
	2012	2011	2010
Current:
Federal	$(42)	$(1,742)	$214
State	147	(37)	326
Foreign	4,795	6,532	6,083

Total Current	$4,900	$4,753	$6,623
Deferred:
Federal	$344	$301	$1,141
State	(98)	24	308
Foreign	121	1,015	2,320

Total Deferred	$367	$1,340	$3,769

Total	$5,267	$6,093	$10,392

Schedule of reconciliation of the provision for income taxes with amounts determined by applying the statutory US Federal rate

	December 31,
	2012	2011	2010
Federal tax rate	$(2,688)	$(6,141)	$(15,079)
State and local income taxes, net of federal income tax benefits	(695)	(1,474)	(494)
Foreign income taxed at different rate to US	(483)	(8,698)	(6,226)
Change in valuation allowance	9,891	17,800	22,369
Adjustment to deferreds	(4,131)	(2,784)	1,653
Non deductible expenses related to foreign tax holiday	4,593	10,034	5,469
Credits and tax holidays	(6,378)	(1,227)	(312)
Reserve for uncertain tax positions	1,307	(1,897)	1,009
Permanent items	1,410	(1,214)	626
Foreign inclusions	2,192	1,337	1,161
Other differences	249	357	216

Provision for income taxes	$5,267	$6,093	$10,392

Schedule of deferred income taxes

	December 31, 2012	December 31, 2011
Deferred tax assets:
Accruals, allowances, and reserves	$8,810	$10,391
Tax credits	11,387	5,752
Loss carry forwards	21,386	25,266
Tangibles/Intangibles	8,902	7,416
Payables/Receivables	29,737	25,964
Market leases	590	717
Other	237	162

	81,049	75,668
Valuation allowance	(68,205)	(58,314)

Total deferred tax assets	12,844	17,354
Deferred tax liabilities:
Intangible assets	16,494	20,655

Total deferred tax liabilities	16,494	20,655

Net deferred tax assets (liabilities)	$(3,650)	$(3,301)

Schedule of reconciliation of the beginning and ending total amounts of unrecognized tax benefits (exclusive of interest and penalties)

Beginning balance January 1, 2012	$6,326
Additions to tax positions related to the current year	1,586
Additions for tax positions related to the prior year	—
Reductions for tax positions related to prior year	(506)
Lapse of statute of limitations	(416)

Ending balance December 31, 2012	$6,990